Note 9 - Long-term Investments (Details) - Gross Unrealized Gains and Losses and Fair Value of Long-term Investments in Available-for-sale Securities (Etrend [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Etrend [Member]
Note 9 - Long-term Investments (Details) - Gross Unrealized Gains and Losses and Fair Value of Long-term Investments in Available-for-sale Securities [Line Items]
Etrend	$ 920
Etrend	364
Etrend	$ 1,284